Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,478,046.40
Previously Paid Amount	0.00
Total Fee Amount	894.62
Total Offset Amount	0.00
Net Fee	$ 894.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A